Cover	Sep. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-42467
Entity Registrant Name	DRUGS MADE IN AMERICA ACQUISITION CORP.
Entity Central Index Key	0002028614
Entity Tax Identification Number	99-2394788
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 1402
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	646
Local Phone Number	726-7074
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Right to receive one-eighth (1/8) of an Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Right to receive one-eighth (1/8) of an Ordinary Share
Trading Symbol	DMAAU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DMAA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	DMAAR
Security Exchange Name	NASDAQ